Other (Gains)/Losses	12 Months Ended
Mar. 31, 2018
Other Gainslosses
Other (Gains)/Losses

9	OTHER GAINS/(LOSSES)

	Year ended March 31
	2018	2017	2016
	(in thousands)
Foreign exchange (loss)/gain, net	$(6,250)	$3,872	$(49)
Gain/(loss) on sale of property and equipment	2	(22)	(21)
Gain on available-for-sale financial assets	—	58	—
Impairment charge on available -for- sale financial assets (Refer note 17)	(2,436)	—	—
(Loss) on de-recognition of financial assets measured at amortized cost net (*)	(3,562)	—	—
Mark to market gain on derivative financial instrument measured at fair value through profit and loss account (Refer note 26)	—	10,297	(3,566)
(Loss) on settlement of derivative financial instruments	(586)	—	—
(Loss) on financial liability (convertible notes) measured at fair value through profit and loss account (Refer note 23)	(13,840)	—	—
(Loss) on deconsolidation of a subsidiary (Refer note 4)	(14,649)	—	—
	$(41,321)	$14,205	$(3,636)

(*) arising on assignment and novation of trade receivables and trade payables with no-recourse. Derecognition of aforesaid financial assets/liabilities measured at amortized cost is to mitigate both credit risk and liquidity risk (Refer Note 32).